UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-10123

The North Country Funds
(Exact name of registrant as specified in charter)

1445 Research Blvd, Suite 530, Rockville, MD	20850
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	11/30

Date of reporting period:	11/30/25

Item 1. Reports to Stockholders.

(a)

North Country Large Cap Equity Fund

(NCEGX)

Annual Shareholder Report - November 30, 2025

Fund Overview

This annual shareholder report contains important information about North Country Large Cap Equity Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at www.northcountryfunds.com. You can also request this information by contacting us at (888) 350-2990. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fund	$102	0.97%

How did the Fund perform during the reporting period?

U.S. equities rose during the 12 months ending November 30, 2025. Primary drivers included a robust economy, stellar earnings by large companies, and the Federal Reserve’s interest rate reductions. Security selection was the primary contributor to the Equity Fund’s performance versus the S&P 500 index. The top individual relative contributor was the stake in Alphabet (+90.4%), the parent company of Google. The second-largest relative contributor was the position in Nvidia (+28%). The biggest detractor from performance versus the benchmark was Salesforce (-29.7%), followed by Adobe (-37.6%). The Equity Fund’s largest sector overweight is the Financials sector. The portfolio manager established a position in KKR during this period. The Equity Fund’s second largest sector overweight is in Health Care. The Equity Fund’s biggest sector underweight in in Information Technology, followed by an underweight in Utilities. The Equity Fund’s largest three individual holdings are Nvidia, Microsoft, and Apple, Inc. Notable changes in positioning include decreased exposure to Information Technology and a higher allocation to Financial stocks.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

North Country Large Cap Equity Fund
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$39,175
$35,165
Nov-2015
Nov-2016
Nov-2017
Nov-2018
Nov-2019
Nov-2020
Nov-2021
Nov-2022
Nov-2023
Nov-2024
Nov-2025

	North Country Large Cap Equity Fund	S&P 500® Index
Nov-2015	$10,000	$10,000
Nov-2016	$10,233	$10,806
Nov-2017	$12,685	$13,277
Nov-2018	$13,639	$14,111
Nov-2019	$15,719	$16,384
Nov-2020	$19,476	$19,244
Nov-2021	$23,903	$24,617
Nov-2022	$20,791	$22,350
Nov-2023	$23,484	$25,443
Nov-2024	$32,041	$34,066
Nov-2025	$35,165	$39,175

Average Annual Total Returns

	1 Year	5 Years	10 Years
North Country Large Cap Equity Fund	9.75%	12.54%	13.40%
S&P 500® Index	15.00%	15.28%	14.63%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$127,807,094
  Number of Portfolio Holdings52
  Advisory Fee (net of waivers)$868,081
  Portfolio Turnover3%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.8%
Money Market Funds	0.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
32.9%
Financials
17.4%
Communications
11.6%
Consumer Discretionary
10.9%
Health Care
8.8%
Industrials
7.0%
Consumer Staples
5.6%
Energy
3.2%
Real Estate
1.6%
Materials
0.4%
Money Market Funds
0.2%
Other Assets in Excess of Liabilities
0.4%

Value	Value
Other Assets in Excess of Liabilities	0.4%
Money Market Funds	0.2%
Materials	0.4%
Real Estate	1.6%
Energy	3.2%
Consumer Staples	5.6%
Industrials	7.0%
Health Care	8.8%
Consumer Discretionary	10.9%
Communications	11.6%
Financials	17.4%
Technology	32.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	9.1%
Apple, Inc.	8.8%
Microsoft Corporation	7.8%
Alphabet, Inc., Class A	7.0%
Amazon.com, Inc.	4.6%
Meta Platforms, Inc., Class A	3.2%
JPMorgan Chase & Company	3.1%
Amphenol Corporation, Class A	2.9%
Caterpillar, Inc.	2.8%
Walmart, Inc.	2.4%

Material Fund Changes

Following the close of business February 26, 2025, Advisors Preferred, LLC became the Fund’s new investment adviser; and the following became the new Board of Trustees: Charles R. Ranson, Felix Rivera, David M. Feldman, Brian S. Humphrey, and Catherine Ayers-Rigsby.

North Country Large Cap Equity Fund (NCEGX)

Annual Shareholder Report - November 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.northcountryfunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 113025-NCEGX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)	The Registrant’s board of trustees has determined that Felix Rivera is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Rivera is independent for purposes of this Item 3.

(a)(2)	Not applicable.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025 – $16,500

2024 –$16,500

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

2025 – None

2024 – None

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025 – $3,500

2024 – $3,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended November 30, 2025 and 2024, respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended November 30, 2025 and 2024 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Investment Adviser

Advisors Preferred LLC

1445 Research Blvd, Suite 530

Rockville, MD 20850

Administrator and

Fund Accountant

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

Investor Information: (888) 350-2990

The North Country Funds

Large Cap Equity Fund

Annual Financial Statements and
Additional Information
November 30, 2025

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of The North Country Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.4%
	ASSET MANAGEMENT - 4.2%
2,200	Blackrock, Inc.	$2,304,060
25,000	KKR & Company, Inc.	3,057,750
		5,361,810
	AUTOMOTIVE - 1.4%
4,200	Tesla, Inc.(a)	1,806,714

	BANKING - 5.4%
55,500	Bank of America Corporation	2,977,575
12,500	JPMorgan Chase & Company	3,913,500
		6,891,075
	BEVERAGES - 0.8%
7,000	PepsiCo, Inc.	1,041,180

	BIOTECH & PHARMA - 3.3%
4,700	Amgen, Inc.	1,623,662
550	Eli Lilly & Company	591,509
9,500	Johnson & Johnson	1,965,740
		4,180,911
	CHEMICALS - 0.4%
1,500	Ecolab, Inc.	412,740
2,250	Solstice Advanced Materials, Inc.(a)	107,280
		520,020
	DATA CENTER REIT - 1.5%
12,300	Digital Realty Trust, Inc.	1,969,476

	DIVERSIFIED INDUSTRIALS - 1.4%
9,000	Honeywell International, Inc.	1,729,710

	E-COMMERCE DISCRETIONARY - 4.6%
25,300	Amazon.com, Inc.(a)	5,900,466

	ELECTRICAL EQUIPMENT - 2.9%
26,000	Amphenol Corporation, Class A	3,663,400

The accompanying notes are an integral part of these financial statements.

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 0.8%
3,200	UnitedHealth Group, Inc.	$1,055,264

	HOME CONSTRUCTION - 1.4%
27,500	Masco Corporation	1,783,925

	HOUSEHOLD PRODUCTS - 1.4%
12,125	Procter & Gamble Company	1,796,440

	INSTITUTIONAL FINANCIAL SERVICES - 4.6%
2,600	Goldman Sachs Group, Inc.	2,147,704
11,350	Intercontinental Exchange, Inc.	1,785,355
1,000	Jefferies Financial Group, Inc.	57,560
11,300	Morgan Stanley	1,917,158
		5,907,777
	INSURANCE - 2.1%
5,100	Berkshire Hathaway, Inc., Class B(a)	2,620,431

	INTERNET MEDIA & SERVICES - 11.6%
27,800	Alphabet, Inc., Class A	8,901,004
6,300	Meta Platforms, Inc., Class A	4,082,085
17,000	Netflix, Inc.(a)	1,828,860
		14,811,949
	MACHINERY - 2.8%
6,300	Caterpillar, Inc.	3,627,288

	MEDICAL EQUIPMENT & DEVICES - 4.7%
13,000	Abbott Laboratories	1,675,700
3,800	Danaher Corporation	861,764
4,300	Stryker Corporation	1,596,074
3,100	Thermo Fisher Scientific, Inc.	1,831,573
		5,965,111
	OIL & GAS PRODUCERS - 3.2%
6,600	Chevron Corporation	997,458
8,200	Exxon Mobil Corporation	950,544

The accompanying notes are an integral part of these financial statements.

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	OIL & GAS PRODUCERS - 3.2% (Continued)
34,400	Williams Companies, Inc.	$2,095,992
		4,043,994
	RETAIL - CONSUMER STAPLES - 3.4%
1,400	Costco Wholesale Corporation	1,279,026
28,200	Walmart, Inc.	3,116,382
		4,395,408
	RETAIL - DISCRETIONARY - 3.4%
7,800	Home Depot, Inc.	2,783,976
10,600	TJX Companies, Inc.	1,610,352
		4,394,328
	SEMICONDUCTORS - 9.1%
66,000	NVIDIA Corporation	11,682,000

	SOFTWARE - 13.5%
4,400	Adobe, Inc.(a)	1,408,572
20,350	Microsoft Corporation	10,012,403
11,000	Oracle Corporation	2,221,450
3,200	Palo Alto Networks, Inc.(a)	608,416
11,900	Salesforce, Inc.	2,743,426
1,500	Strategy, Inc., Class A(a)	265,770
		17,260,037
	SPECIALTY FINANCE - 1.2%
6,800	Capital One Financial Corporation	1,489,676

	TECHNOLOGY HARDWARE - 8.8%
40,200	Apple, Inc.	11,209,770

	TECHNOLOGY SERVICES - 1.5%
5,700	Visa, Inc., Class A	1,906,308

	TOTAL COMMON STOCKS (Cost $27,568,451)	127,014,468

The accompanying notes are an integral part of these financial statements.

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.2%
	MONEY MARKET FUNDS - 0.2%
308,384	BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 3.79% (Cost $308,384)(b)	$308,384

	TOTAL INVESTMENTS - 99.6% (Cost $27,876,835)	$127,322,852
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	484,242
	NET ASSETS - 100.0%	$127,807,094

OPEN FUTURES CONTRACTS
Number of
Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
30	CBOT 10 Year US Treasury Notes	03/23/2026	$3,400,313	$4,220
6	CME E-Mini NASDAQ 100 Index	12/22/2025	3,057,840	111,534
2	CME E-Mini Standard & Poor’s 500 Index	12/22/2025	685,950	18,030
	TOTAL FUTURES CONTRACTS			$133,784

ETF	- Exchange-Traded Fund

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Rate disclosed is the seven-day effective yield as of November 30, 2025.

The accompanying notes are an integral part of these financial statements.

THE NORTH COUNTRY FUNDS

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2025

Large Cap
Equity Fund
ASSETS:
Investments in securities, at fair value (Cost $ 27,876,835)	$127,322,852
Deposit with broker for futures	456,658
Unrealized appreciation on futures	133,784
Dividends and interest receivable	94,484
Receivable for fund shares sold	3,645
Prepaid expenses and other assets	6,830
Total Assets	128,018,253

LIABILITIES:
Payable for fund shares redeemed	82,801
Accrued advisory fees	73,121
Accrued audit fees	21,000
Payable to related parties	9,391
Accrued legal fees	8,521
Accrued expenses and other liabilities	16,325
Total Liabilities	211,159
Net Assets	$127,807,094

NET ASSETS CONSIST OF:
Paid in capital	$24,769,005
Accumulated earnings	103,038,089
Net Assets	$127,807,094

Shares outstanding (unlimited number of shares authorized; no par value)	5,384,536

Net asset value, offering and redemption price per share ($127,807,904/5,384,536)	$23.74

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS

STATEMENT OF OPERATIONS
For the Year Ended November 30, 2025

Large Cap
Equity Fund
INVESTMENT INCOME:
Dividends	$1,456,551
Interest	3,124
Total investment income	1,459,675

EXPENSES:
Investment advisory fees	883,203
Administration and fund accounting fees	138,457
Legal fees	126,632
Transfer agency fees	41,892
Audit fees	23,519
Printing expense	20,703
Registration and filing fees	19,171
Chief compliance officer and liquidity administration fees	15,222
Trustees’ fees	14,883
Custody fees	9,383
Insurance expense	3,950
Shareholder Service fees	15
Miscellaneous expenses	4,091
Total expenses	1,301,121

Less: Voluntary advisory fee waiver	(15,122)
Less: Voluntary reimbursement - legal fees (See Note 3)	(77,737)
Net expenses	1,208,262

Net investment income	251,413

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from:
Investment transactions	3,080,921
Futures contracts	349,983
3,430,904
Net change in unrealized appreciation on:
Investment transactions	7,821,377
Futures contracts	133,784
7,955,161

Net realized and unrealized gain on investments	11,386,065

Net increase in net assets resulting from operations	$11,637,478

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS

LARGE CAP EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year	For the Year
	Ended	Ended
	November 30, 2025	November 30, 2024
FROM OPERATIONS:
Net investment income	$251,413	$243,275
Net realized gain from investment transactions	3,430,904	14,963,733
Net change in unrealized appreciation	7,955,161	22,773,863
Net increase in net assets resulting from operations	11,637,478	37,980,871

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(13,985,030)	(16,891,475)

CAPITAL SHARE TRANSACTIONS (Note 5)	1,052,280	(8,724,616)

NET ASSETS:

Net increase (decrease) in net assets	(1,295,272)	12,364,780

Beginning of year	129,102,366	116,737,586

End of year	$127,807,094	$129,102,366

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS

LARGE CAP EQUITY FUND
FINANCIAL HIGHLIGHTS

(For a fund share outstanding throughout each year)

	For the Year Ended November 30,
	2025		2024		2023	2022	2021
Net asset value, beginning of year	$24.21		$20.77		$20.73	$25.86	$23.48
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (1)	0.04		0.04		0.11	0.11	0.07
Net realized and unrealized gain (loss) on investments	2.11		6.41		2.19	(3.16)	4.74
Total from investment operations	2.15		6.45		2.30	(3.05)	4.81
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.04)		(0.12)		(0.12)	(0.07)	(0.10)
Distribution from net realized gains	(2.58)		(2.89)		(2.14)	(2.01)	(2.33)
Total distributions	(2.62)		(3.01)		(2.26)	(2.08)	(2.43)
Net asset value, end of year	$23.74		$24.21		$20.77	$20.73	$25.86
Total return (2)	9.75%		36.44%		12.95%	(13.02)%	22.73%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$127,807		$129,102		$116,738	$131,571	$170,626
Ratios to average net assets:
Expenses, before waiver	0.99	% *	1.10	% *	1.08%	1.02%	0.99%
Expenses, after waiver	0.97	% *	1.07	% *	1.08%	1.02%	0.99%
Net investment income	0.20%		0.20%		0.56%	0.51%	0.31%
Portfolio turnover rate	3%		3%		8%	7%	7%

(1)	Net investment income per share is based on average shares outstanding during the year.

(2)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

*	Includes voluntary reimbursement from the advisor for legal fees. Had the advisor not reimbursed legal expenses ratios wold have been as follows:

Expenses, before waiver	1.05%	1.14%
Expenses, after waiver	1.03%	1.11%

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS

NOTES TO FINANCIAL STATEMENTS
November 30, 2025

NOTE 1. ORGANIZATION

The North Country Funds (the “Trust”) was organized as a Massachusetts business trust on June 1, 2000, and registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end, diversified, management investment company on September 11, 2000. The Trust currently offers one series: the North Country Large Cap Equity Fund (the “Fund”). The Fund’s principal investment objective is to provide investors with long-term capital appreciation. The Fund commenced operations on March 1, 2001.

The Fund was initially organized on March 26, 1984 under New York law as a Collective Investment Trust sponsored by Glens Falls National Bank & Trust Company. Prior to its conversion to a regulated investment company (mutual fund), investor participation was limited to qualified employee benefit plans.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with these generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the year. Actual results could differ from these estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services - Investment Companies.

Operating Segments – The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Security Valuation – Securities which are traded on a national securities exchange are valued at the last quoted sale price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”). Investments for which no sales are reported are valued at the mean between the current bid and ask prices on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing

THE NORTH COUNTRY FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2. Futures contracts are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

Any securities or other assets for which market quotations are not readily available, or securities for which the last bid price does not accurately reflect the current value, are valued at fair value pursuant to the Fund’s fair value pricing policies and procedures, as approved by the Board (the “Valuation Policy”). Pursuant to the Valuation Policy, the fair value committee will take into account all relevant factors and circumstances in determining the fair value of a security, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Fund with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the availability and use of data, reports or formulae produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; (viii) the size of the Fund’s holdings; (ix) the existence of any extraordinary event relating to the security; (x) changes in the market environment; and (xi) any other matters considered relevant. In the absence of readily available market quotations, or other observable inputs, securities valued at fair value pursuant to the Procedures would be categorized as level 3.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2. The ability of issuers of debt securities held by the Fund to meet its obligations may be affected by economic or political developments in a specific country or region.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, including assumptions used in determining the fair value of priced instruments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires

THE NORTH COUNTRY FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of inputs used as of November 30, 2025, in valuing the Fund’s assets carried at fair value.

Assets	Level 1	Level 2	Level 3*	Total
Investments:
Common Stocks **	$127,014,468	$—	$—	$127,014,468
Money Market Fund	308,384	—	—	308,384
Total Investments	$127,322,852	$—	$—	$127,322,852
Derivatives
Futures Contracts	133,784	—	—	133,784
Total Assets	$127,456,636	$—	$—	$127,456,636

*	The Fund did not hold any Level 2 or Level 3 investments during the year.

**	See Schedule of Investments for industry classifications.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as regulated investment companies (“RICs”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years November 30, 2022, to November 30, 2024, or expected to be taken in the Fund’s November 30, 2025, year-end tax returns.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Fund did not incur any interest or penalties.

THE NORTH COUNTRY FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

During the fiscal year ended November 30, 2025, the Fund utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax treatment of use of tax equalization credits, resulted in reclassifications for the Fund for the fiscal year ended November 30, 2025, as follows:

Paid In	Distributable
Capital	Earnings
$270,267	$(270,267)

Dividends and Distributions – The Fund will pay dividends from net investment income, if any, on an annual basis. The Fund will declare and pay distributions from net realized capital gains, if any, annually. Income and capital gain distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Security Transactions and Investment Income – Securities transactions are recorded no later than the first business day after the trade date, except for reporting purposes when trade date is used. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Cash and cash equivalents – Cash and cash equivalents are held with a financial institution. The assets of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

NOTE 3. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Trust has entered into an investment advisory agreement (the “Advisory Agreement”) with Advisors Preferred LLC (the “Adviser”) (North Country Investment Advisers, Inc. (the “Predecessor Adviser”) served as the adviser prior to February 27, 2025). Pursuant to the Advisory Agreement, the Adviser is responsible for formulating the Trust’s investment programs, making day-to-day investment decisions and engaging in portfolio transactions, subject to the authority of the Board of Trustees. Under the terms of the agreement, the Fund pays a fee,

THE NORTH COUNTRY FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

calculated daily and paid monthly, at an annual rate of 0.70% (0.75% prior to February 27, 2025) of the average daily net assets of the Fund. For the year ended November 30, 2025, the Adviser and the Predecessor Adviser received advisory fees of $653,811 and $229,392, respectively.

For the period December 1, 2024 to February 26, 2025, the Predecessor Adviser voluntarily waived a portion of its advisory fees, which reduced the 0.75% contractual fee rate by 0.05% to 0.70%. For the year ended November 30, 2025, the Predecessor Adviser waived $15,122 in advisory fees which are not recoupable.

The Adviser has contractually agreed to waive all or part of its advisory fees and/or make payments to limit the expenses of the Fund (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in underlying funds, or extraordinary expenses such as litigation) at least until February 26, 2027 so that the total annual operating expenses do not exceed 1.03% of the average daily net assets of the Fund.

Waivers and expense payments may be recouped by the Adviser to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or reimbursed. During the year ended November 30, 2025, the Adviser did not waive any fees.

The Adviser voluntarily reimbursed legal fees associated with a transaction involving the Predecessor Adviser, the Fund and the Adviser. The amount of legal fees reimbursed by the Adviser for the year ended November 30, 2025 amounted to $77,737 which are not recoupable.

Pursuant to a liquidity program administrator agreement with the Fund, the Advisor, provides a liquidity program administrator who, directs the operations of the Fund’s liquidity risk management program. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor out of pocket expenses and an annual fee of $9,000. Pursuant to the liquidity program administrator agreement, the Advisor earned $6,750 in fees for the year ended November 30, 2025.

The Trust has entered into an Underwriting Agreement with Northern Lights Distributors, LLC (“the Distributor”) to serve as the principal underwriter for the Fund and distributor for the Fund’s shares.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting, and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provided a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement

THE NORTH COUNTRY FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund. Subsequently, the Adviser provides Chief Compliance Officer services as of May 22, 2025.

BluGiant, LLC (“BluGiant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

Ceros Financial Services, Inc. (“Ceros”) is a registered broker/dealer and an affiliate of the Adviser. During the year ended November 30, 2025, Ceros executed trades on behalf of the Fund and received $1,345 in trade commissions. Certain officers and/or trustees of the Adviser are also officers/trustees of the Trust.

NOTE 4. RISKS

Futures Contracts – The Fund is subject to credit, currency, equity and interest rate risk in the normal course of pursuing its investment objective. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Market Risk: Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the Schedule of Investments. The prices of derivative instruments, including swaps and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in Fund’s financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. A Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the Schedule of Investments.

THE NORTH COUNTRY FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

NOTE 5. CAPITAL SHARE TRANSACTIONS

At November 30, 2025, there were an unlimited number of shares authorized with no par value. Transactions in capital shares were as follows:

	For the Year		For the Year
	Ended		Ended
	November 30, 2025		November 30, 2024
	Shares	Amount	Shares	Amount
Shares sold	155,049	$3,575,613	64,296	$1,366,346
Shares issued for reinvestment of dividends	624,857	13,746,859	926,183	16,328,622
Shares redeemed	(727,526)	(16,270,192)	(1,280,096)	(26,419,584)
Net increase (decrease)	52,380	$1,052,280	(289,617)	$(8,724,616)

NOTE 6. INVESTMENTS

The cost of purchases and proceeds from the sales of securities, other than short-term investments, for the year ended November 30, 2025, amounted to $4,321,890 and $15,299,487, respectively.

THE NORTH COUNTRY FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

NOTE 7. OFFSETTING OF FINANCIAL ASSETS AND DERIVATIVE ASSETS

The Fund’s policy is to recognize a gross asset or liability equal to the unrealized appreciation/(depreciation) on futures contracts. During the year ended November 30, 2025, the Fund was subject to a master netting arrangement. The following table shows additional information regarding the offsetting of assets and liabilities at November 30, 2025:

Gross Amounts Not Offset in
the Statement of Assets &
Assets:				Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of Assets or
	Presented in the	Offset in the	Liabilities Presented in the		Cash Collateral
	Statement of Assets &	Statement of	Statement of Assets &	Financial	(Received) or
Description	Liabilities	Assets & Liabilities	Liabilities	Instruments	Pledged	Net Amount
Futures Contracts	$133,784	$—	$133,784	$—	$—	$133,784
Total	$133,784	$—	$133,784	$—	$—	$133,784

The Fund uses derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with the derivative instruments, see Note 4.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of November 30, 2025:

Derivative Investment Type	Location on the Statement of Assets and Liabilities
Futures Contracts	Unrealized appreciation on futures contracts

A summary of the fair value by primary risk exposure as of November 30, 2025, was as follows:

Asset Derivatives
Derivative Investment Type	Equity Risk	Interest Rate Risk	Total
Futures Contracts	$129,564	$4,220	$133,784

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the year ended November 30, 2025:

Derivative Investment Type	Location of Gain on Derivative
Futures Contracts	Net realized gain from futures contracts
Net change in unrealized appreciation on futures contracts

THE NORTH COUNTRY FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

The following is a summary of the Fund’s realized gain (loss) and unrealized appreciation/(depreciation) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the year ended November 30, 2025:

Net realized gain on derivatives recognized in the Statement of Operations
Derivative Investment Type	Equity Risk	Interest Risk	Total
Futures Contracts	$273,268	$76,715	$349,983

Changes in unrealized appreciation on derivatives recognized in the Statement of Operations
Derivative Investment Type	Equity Risk	Interest Risk	Total
Futures Contracts	$129,564	$4,220	$133,784

The derivative instruments outstanding as of November 30, 2025, as disclosed in the Schedule of Investments and in the Notes to Financial Statements and the amounts of realized and changes in unrealized gains on futures contracts during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

NOTE 8. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its gross unrealized appreciation and depreciation at November 30, 2025, were as follows:

	Gross	Gross	Net Unrealized
Tax	Unrealized	Unrealized	Appreciation
Cost	Appreciation	(Depreciation)	(Depreciation)
$27,938,304	$99,749,579	$(231,247)	$99,518,332

NOTE 9. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended November 30, 2025, and fiscal year ended November 30, 2024, was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	November 30, 2025	November 30, 2024
Ordinary Income	$865,933	$730,479
Long-Term Capital Gain	13,119,097	16,160,996
	$13,985,030	$16,891,475

THE NORTH COUNTRY FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

As of November 30, 2025, the components of distributable earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$415,924	$3,103,833	$—	$—	$—	$99,518,332	$103,038,089

The difference between book basis and tax basis unrealized appreciation/(depreciation) from investments is primarily attributable to the adjustments for mark-to-market on futures and C-Corporation return of capital distributions.

NOTE 10. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the 1940 Act. As of November 30, 2025, Arrow Financial Corporation, an account holding shares for the benefit of others in nominee name, held approximately 92% of the voting securities of the Fund.

NOTE 11. NEW ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

NOTE 12. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Except as noted below, management has concluded that there are no events requiring additional adjustment or disclosure in the financial statements. On December 8, 2025, the Fund paid an ordinary income dividend of $0.0412 per share, a short-term capital gain dividend of $0.0363 per share and a long-term capital gain dividend of $0.5777 per share to shareholders of record on December 5, 2025.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
The North Country Funds

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The North Country Funds comprising North Country Large Cap Equity Fund (the “Fund”) as of November 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2004.

COHEN & COMPANY, LTD.
Cleveland, Ohio
January 22, 2026

COHEN & COMPANY, LTD.
Registered with the Public Company Accounting Oversight Board
800.229.1099 I 866.818.4538 fax I cohenco.com

THE NORTH COUNTRY FUNDS

ADDITIONAL INFORMATION (Unaudited)
November 30, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the Statement of Operations included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement Not applicable.

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (888) 350-2990, by visiting www.northcountryfunds.com, and by visiting http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders. None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) North Country Funds

By (Signature and Title)

/s/ Catherine Ayers-Rigsby
Catherine Ayers-Rigsby, Principal Executive Officer/President

Date	1/22/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Catherine Ayers-Rigsby
Catherine Ayers-Rigsby, Principal Executive Officer/President

Date	1/22/26

By (Signature and Title)

/s/ Christine Casares
Christine Casares, Principal Financial Officer/Treasurer

Date	1/22/26